Cash and Investments (Details) - USD ($)		12 Months Ended
		Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014	Aug. 29, 2013
Schedule of Available-for-sale Securities [Line Items]
Cash and equivalents		$ 4,140,000,000	$ 2,287,000,000	$ 4,150,000,000	$ 2,880,000,000
Short-term investments		258,000,000	1,234,000,000
Long-term marketable investments	[1]	414,000,000	2,113,000,000
Total fair value		4,812,000,000	5,634,000,000
Available-for-sale Securities, Gross Realized Gain (Loss), Disclosures [Abstract]
Proceeds from sales of available-for-sale securities		2,310,000,000	1,490,000,000	$ 355,000,000
Available-for-sale securities in an unrealized loss position for longer than twelve months		$ 0
Minimum
Schedule of Available-for-sale Securities [Line Items]
Long-term marketable investments, general maturities (in years)		1 year
Maximum
Schedule of Available-for-sale Securities [Line Items]
Long-term marketable investments, general maturities (in years)		4 years
Cash
Schedule of Available-for-sale Securities [Line Items]
Cash and equivalents		$ 2,258,000,000	1,684,000,000
Short-term investments		0	0
Long-term marketable investments		0	0
Total fair value		2,258,000,000	1,684,000,000
Money market funds | Level 1
Schedule of Available-for-sale Securities [Line Items]
Cash and equivalents	[2]	1,507,000,000	168,000,000
Short-term investments	[2]	0	0
Long-term marketable investments	[1],[2]	0	0
Total fair value	[2]	1,507,000,000	168,000,000
Certificates of deposit | Level 2
Schedule of Available-for-sale Securities [Line Items]
Cash and equivalents	[3]	373,000,000	311,000,000
Short-term investments	[3]	33,000,000	28,000,000
Long-term marketable investments	[1],[3]	0	23,000,000
Total fair value	[3]	406,000,000	362,000,000
Certificates of deposit | Level 2 | Other noncurrent assets
Available-for-sale Securities, Gross Realized Gain (Loss), Disclosures [Abstract]
Restricted Cash and Cash Equivalents		59,000,000	45,000,000
Corporate bonds | Level 2
Schedule of Available-for-sale Securities [Line Items]
Cash and equivalents	[3]	0	2,000,000
Short-term investments	[3]	142,000,000	616,000,000
Long-term marketable investments	[1],[3]	235,000,000	1,261,000,000
Total fair value	[3]	377,000,000	1,879,000,000
Government securities | Level 2
Schedule of Available-for-sale Securities [Line Items]
Cash and equivalents	[3]	2,000,000	58,000,000
Short-term investments	[3]	62,000,000	391,000,000
Long-term marketable investments	[1],[3]	82,000,000	254,000,000
Total fair value	[3]	146,000,000	703,000,000
Asset-backed securities | Level 2
Schedule of Available-for-sale Securities [Line Items]
Cash and equivalents	[3]	0	0
Short-term investments	[3]	12,000,000	8,000,000
Long-term marketable investments	[1],[3]	97,000,000	575,000,000
Total fair value	[3]	109,000,000	583,000,000
Commercial paper | Level 2
Schedule of Available-for-sale Securities [Line Items]
Cash and equivalents	[3]	0	64,000,000
Short-term investments	[3]	9,000,000	191,000,000
Long-term marketable investments	[1],[3]	0	0
Total fair value	[3]	$ 9,000,000	$ 255,000,000

[1]	The maturities of long-term marketable securities range from one to four years.
[2]	The fair value of Level 1 securities is measured based on quoted prices in active markets for identical assets.
[3]	The fair value of Level 2 securities is measured using information obtained from pricing services, which obtain quoted market prices for similar instruments, non-binding market consensus prices that are corroborated by observable market data, or various other methodologies, to determine the appropriate value at the measurement date. We perform supplemental analysis to validate information obtained from these pricing services. No adjustments were made to such pricing information as of September 1, 2016.